Segment Information (Broker details) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Economic Dependence [Line Items]
Cedant Percentage Of Gross Written Premium	4.00%	4.00%	4.00%
Marsh (including Guy Carpenter)
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	30.00%	28.00%	22.00%
Aon Group (including the Benfield Group)
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	21.00%	22.00%	22.00%
Non Life | P&C
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	64.00%	60.00%	53.00%
Non Life | Specialty
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	64.00%	62.00%	52.00%
Life and Health
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	6.00%	8.00%	11.00%